SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Ms. Ngai Ngai Lam [Member] $ / shares in Units, $ in Millions	Sep. 19, 2024 USD ($) $ / shares shares
Aggregate ordinary shares | shares	250,000,000
Aggregate purchase price par value	$ 0.015
Ordinary share purchase price	$ 0.28
Aggregate ordinary shares purchase price | $	$ 70.0